Acquisitions (Details) - Schedule of identifiable assets and liabilities (USD $)	Mar. 31, 2014	Jan. 06, 2014	Dec. 31, 2013	Dec. 31, 2012
Acquisitions (Details) - Schedule of identifiable assets and liabilities [Line Items]
Inventory		$ 606,000
Property and equipment		118,000
Intangible assets:
Goodwill (1)	990,000	990,000
Total assets		3,574,000
Liabilities – accrued vacation		(64,000)
Total purchase price		3,510,000
Customer Lists and Trademarks [Member]
Intangible assets:
Intangible Assets Excluding Goodwill		1,500,000
Technology-Based Intangible Assets [Member]
Intangible assets:
Intangible Assets Excluding Goodwill		$ 360,000